SHARE CAPITAL - Summary of Common Shares Reserves Issue (Detail)	3 Months Ended
Mar. 31, 2021 shares
Disclosure of fair value measurement of equity [abstract]
Common shares outstanding	109,527,690
Available for issuance under the Compensation Plan	16,429,153
Available for issuance under the Compensation Plan, Percentage	15.00%
Reserved for current compensation grants	6,212,881
Remainder available to reserve for future grants	10,216,272